Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 56,726	$ 26,933	$ 127,786	$ 19,067	$ 18,487	$ 27,283
Deferred tax asset - current	55,383	61,782		11,990
Prepayments and other current assets	39,287	23,161		23,247
Total current assets	414,990	359,413		312,951
Other investments	6,399	6,221		5,902
Other assets - net	6,919	6,743		6,430
TOTAL	3,985,386	3,667,818		3,274,065
Paid in capital	383,223	168,610		61,468
Accumulated deficit	(39,566)	(17,339)		(13,694)
Total common shareholder's equity	343,657	151,271		47,774
Long-term debt	1,825,071	1,951,013		1,821,713
Total capitalization	2,228,512	2,162,068		1,929,271
Accrued interest	24,572	30,726		29,691
Total current liabilities	564,409	304,874		277,175
Total deferred credits and other long-term liabilities	1,192,465	1,200,876		1,067,619
TOTAL	3,985,386	3,667,818		3,274,065
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		1,785		2,790	$ 2,750	$ 3,135
Deferred tax asset - current		20,231		40
Prepayments and other current assets		165		151
Total current assets		22,181		2,981
Investment in subsidiaries		930,554		844,504
Other investments		3,178		3,078
Deferred tax asset - long term		282		27
Deferred financing costs		4,563		6,427
Other assets - net		938,577		854,036
TOTAL		960,758		857,017
Paid in capital		168,610		61,468
Accumulated deficit		(17,339)		(13,694)
Total common shareholder's equity		151,271		47,774
Long-term debt	$ 838,049	798,653		797,752
Total capitalization		949,924		845,526
Accounts payable and accrued expenses		251		293
Accrued income taxes		0		590
Accrued interest		10,583		10,583
Total current liabilities		10,834		11,466
Total deferred credits and other long-term liabilities		0		25
TOTAL		$ 960,758		$ 857,017